Gradison Mutual Funds
580 Walnut Street
Cincinnati, Ohio  45202-3198




                                 OHIO TAX-FREE
                                  INCOME FUND

--------------------------------------------------------------------------------
SECURITIES, MUTUAL FUNDS AND OTHER INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY MCDONALD INVESTMENTS INC., KEY BANK OR ANY OF THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------


The Gradison Division of McDonald Investments Inc., a subsidiary of KeyCorp, is the investment adviser to the Gradison-McDonald Municipal Trust. The Gradison Funds are sponsored and distributed by BISYS Fund Services Limited Partnership, which is not affiliated with KeyCorp or its subsidiaries. Gradison receives a fee for its services from the Gradison Funds.

                               Semiannual Report

                               DECEMBER 31, 1998

                                                    [Gradison Mutual Funds Logo]

This material is intended for distribution to shareholders of the Gradison Ohio Tax-Free Income Fund. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison Ohio Tax-Free Income Fund. BISYS Fund Services Limited Partnership--Distributor

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                January 28, 1999


Dear Shareholders:


During the second half of 1998, municipal bond interest rates continued to decline although the journey was a bumpy one as conflicting economic indicators created a fair amount of uncertainty in the markets. The United States economy, which was widely expected to slow this year, remained surprisingly strong, driving the unemployment rate to its lowest level in almost 30 years. Much of this strength is attributable to a high level of consumer spending fueled by rising wages and increased job security as a result of the strong labor market. Historically these conditions are a precursor to higher inflation, but weak demand for U.S. exports and an influx of cheap foreign goods, helped to keep the inflation rate at a low 1.6% for the year. As the year wore on, fears increased that falling prices and depressed worldwide economies would hurt corporate profitability and push the U.S. into a recession. In response, Federal Reserve Chairman Alan Greenspan orchestrated three short-term interest rates cuts in the span of seven weeks in order to keep the economy rolling. While these actions are good for the economy and the stock market, it disturbed many bond investors who perceived that Mr. Greenspan's role had changed from that of being a staunch inflation fighter to an economic savior. To date, he has achieved an almost perfect balance between low unemployment, low inflation and strong growth.

The Gradison Ohio Tax-Free Income Fund has been the beneficiary of higher municipal bond prices due to the subdued inflation environment. The Fund had an increase in net asset value, which combined with dividend income, generated a total return to shareholders of 3.15% for the six months and 5.64% for the twelve months ended December 31, 1998. The investment strategy continues to focus on high quality discount bonds which we believe will perform well in the future.

Going forward we believe there is a high likelihood that interest rates may decline further as a result of slow economic growth. Although the economy continues to show surprising strength, many economists believe that corporate profits will fall substantially this year, leading to reduced capital spending and hiring. Under that scenario, interest rates will likely fall which would be a catalyst for higher bond prices. In any case, your Fund's management will continue to pursue strategies to maximize shareholders value while generating high tax-free income.

As always, we thank you for your investment in the Gradison Ohio-Tax Free Income Fund.

Very truly yours,





/s/ Stephen C. Dilbone
Vice President and Portfolio Manager


                                                         [Picture}
                                         1-800-869-5999

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 For a share outstanding throughout each period (Unaudited)

                                                                 ---------------------------------------------------------------
                                                                   6                                                       11
                                                                  MONTHS               YEAR ENDED                         MONTHS
                                                                  ENDED    --------------------------------               ENDED
                                                                 12/31/98     6/30/98    6/30/97    6/30/96   6/30/95     6/30/94
                                                                 ---------------------------------------------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD                           $13.811      $13.367    $12.899    $12.773   $12.466   $13.316
                                                                 -------      -------    -------    -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            .310         .627       .640       .648      .661      .593
   Net realized and unrealized gain (loss) on investments           .120         .445       .467       .126       .308     (.743)
                                                                 -------      -------    -------    -------   -------   -------
     TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                 .430        1.072      1.107       .774      .969     (.150)
                                                                 -------      -------    -------    -------   -------   -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                            (.306)       (.628)     (.639)     (.648)    (.662)    (.594)
   Distributions from realized capital gains                       (.012)          --         --         --        --     (.106)
                                                                 -------      -------    -------    -------   -------   -------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (.318)       (.628)     (.639)     (.648)    (.662)    (.700)
                                                                 -------      -------    -------    -------   -------   -------
NET ASSET VALUE AT END OF PERIOD                                 $13.923      $13.811    $13.367    $12.899   $12.773   $12.466
                                                                 =======      =======    =======    =======   =======   =======
TOTAL RETURN(1)                                                    3.15%(2)     8.19%      8.80%      6.17%     8.00%     (1.27%)(2)
                                                                 =======      =======    =======    =======   =======   =======

Ratios/Supplemental data:
   Net assets at end of period (in millions)                    $119.1        $99.2      $76.2      $70.6     $70.0     $77.6
   Ratio of gross expenses to average net assets(3)                .90%         .95%       .97%       .98%       --        --
   Ratio of net expenses to average net assets                     .89%(4)      .93%       .96%       .97%      .97%      .90%(4)(5)
   Ratio of net investment income to average net assets           4.35%(4)     4.62%      4.87%      4.99%     5.26%     4.94%(4)(5)
   Portfolio turnover rate                                          12%          45%       134%       100%       80%       56%
--------------------------------------------------------------------------------------------------------------------------------


(1) Total returns are based upon an initial investment purchased without the applicable sales charge. The sales charge was eliminated on July 7, 1997.
(2) Total return represents the actual return over those periods and has not been annualized.
(3) Effective June 30, 1996 this ratio reflects gross expenses before reduction for earnings credit; such reductions are included in the ratio of net expenses.
(4)  Annualized.
(5) During the period ended June 30, 1994, the adviser absorbed expenses of the Fund through waiver of a portion of the investment advisory fee. Assuming no waiver of expenses, the ratio of net expenses to average net assets was .99% and the ratio of net investment income to average net assets was 4.85%.


                 See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS


------------------------------------------------------------------------------------------------------------------------
     FACE                                                                          COUPON
    AMOUNT                      MUNICIPAL BONDS - 99.83%                            RATE       MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 1,500,000  Alliance, OH Water Works Revenue                                     5.00%      11/15/20     $1,490,625
      545,000  Athens Co., OH Community Mental Health Series 1993 I                 5.90        3/01/09         572,250
      335,000  Avon, OH G.O.                                                        6.50       12/01/15         400,744
    1,075,000  Broadview Heights, OH Industrial Development Revenue                 6.25        7/01/13       1,114,334
    1,250,000  Cincinnati, OH Urban Redevelopment Improvement G.O.                  6.30       12/01/15       1,396,875
    1,250,000  Cleveland, OH Airport System Revenue                                 5.13        1/01/22       1,260,938
    2,600,000  Cleveland, OH Certificates of Participation                          7.10        7/01/02       2,769,000
      750,000  Cleveland, OH Public Power System First Mortgage Revenue             7.00       11/15/16         882,188
      100,000  Cleveland, OH Urban Renewal Increment Bonds Series 1993              6.63        3/15/11         106,250
    1,300,000  Cleveland, OH Urban Renewal Increment Bonds Series 1993              6.75        3/15/18       1,381,250
      500,000  Cuyahoga Co., OH Health Care (Benjamin Rose Institute)               5.30       12/01/25         532,500
    1,500,000  Cuyahoga Co., OH Hospital Revenue
                 (Fairview General and Lutheran Medical Center)                     5.50        8/15/14       1,578,750
      500,000  Cuyahoga Co., OH Hospital Revenue
                 (Fairview General and Lutheran Medical Center)                     6.25        8/15/10         538,125
    2,250,000  Cuyahoga Co., OH Hospital Revenue (Walker Center)                    5.00        1/01/23       2,219,063
    2,185,000  Cuyahoga Co., OH Industrial Development Revenue                      6.50        6/01/16       2,398,038
    1,050,000  Cuyahoga Co., OH Utility Systems Revenue
                 (The Medical Center Company Project)                               5.13        2/15/28       1,052,625
    1,500,000  Cuyahoga Co., OH Utility Systems Revenue
                 (The Medical Center Company Project)                               5.85        8/15/10       1,636,875
    2,425,000  Deerfield Township, OH Tax Increment Revenue                         5.13       12/01/23       2,452,281
    1,250,000  Dublin, OH City School District G.O.                                 0.00       12/01/09         771,875
    1,000,000  Fairfield, OH City School District G.O.                              7.45       12/01/14       1,301,250
    1,000,000  Fort Loramie Local School District, OH G.O.                          5.00       12/01/26         988,750
    1,000,000  Franklin Co., OH Hospital Revenue (Holy Cross Health)                5.00        6/01/28         978,750
      625,000  Franklin Co., OH Hospital Revenue (Worthington Christian Village)    7.00        8/01/16         651,563
    1,310,000  Franklin Co., OH Industrial Development Revenue
                 (Columbus College of Art & Design)                                 6.00        9/01/13       1,349,300
    1,000,000  Franklin Co., OH Mortgage Revenue                                    5.35       11/20/12       1,030,000
      500,000  Franklin Co., OH Mortgage Revenue                                    5.55       11/20/17         514,375
    2,300,000  Gateway Economic Development Corporation
                 of Greater Cleveland Stadium Revenue                               6.50        9/15/14       2,415,000
    2,020,000  Greater Cincinnati, OH Mortgage Revenue Refunding (Walnut Towers
                 Project)                                                           6.90        8/01/25        2,194,225
    1,000,000  Greater Cleveland, OH Regional Transit Authority                     5.60       12/01/11       1,062,500
      750,000  Green Co., OH Sewer System Revenue                                   5.13       12/01/20         757,500
    1,000,000  Green Co., OH Sewer System Revenue                                   5.25       12/01/25       1,021,250
    1,935,000  Hamilton Co., OH G.O.                                                4.90       12/01/18       1,918,069
    1,995,000  Hamilton Co., OH G.O.                                                5.50       12/01/17       2,109,713
      755,000  Hamilton Co., OH Health Care Revenue (Twin Towers)                   5.75       10/01/08         822,950
      535,000  Hamilton Co., OH Health Care Revenue (Twin Towers)                   5.13       10/01/18         520,287
    1,000,000  Hamilton Co., OH Hospital Revenue (Children's Hospital)              5.00        5/15/23         988,750
    2,000,000  Hamilton Co., OH Hospital Revenue (Children's Hospital)              4.75        5/15/28       1,887,500
    2,150,000  Hamilton Co., OH Hospital Facilities Revenue (Deaconess Hospital)    7.00        1/01/12       2,330,062
    1,000,000  Hamilton Co., OH Sales Tax Revenue                                   4.75       12/01/17         966,250
    1,000,000  Hamilton Co., OH Sales Tax Revenue                                   4.75       12/01/27         945,000
      445,000  Hamilton Co., OH Sales Tax Revenue                                   5.00       12/01/27         441,106
    1,050,000  Hilliard, OH City School District G.O.                               5.00       12/01/20       1,042,125
    1,000,000  Kent, OH City School District G.O.                                   5.75       12/01/21       1,075,000
------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS Continued

------------------------------------------------------------------------------------------------------------------------
     FACE                                                                          COUPON
    AMOUNT                      MUNICIPAL BONDS - (Continued)                       RATE       MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------

  $ 1,000,000  Kent State University Revenue                                        5.00%       5/01/23         995,000
    1,000,000  Kettering, OH City School District G.O.                              5.25       12/01/22       1,008,750
    2,000,000  Knox Co., OH Hospital Revenue Asset Guaranty                         4.40        6/01/05       1,997,500
    1,500,000  Lucas Co., OH Hospital Revenue (Toledo Hospital)                     5.00       11/15/10       1,537,500
      500,000  Lucas Co., OH Hospital Revenue (Toledo Hospital)                     5.00       11/15/22         497,500
      380,000  Lucas Northgate Housing Development Corp., OH                        8.13        1/01/25         393,156
      855,000  Mahoning Co., OH Hospital Revenue (Forum Health Group)               7.00       10/15/14         953,325
      500,000  Maple Heights, OH G.O.                                               0.00       12/01/07         343,125
      505,000  Maple Heights, OH G.O.                                               0.00       12/01/08         330,775
      500,000  Mount Vernon, OH City School District G.O.                           7.50       12/01/14         586,875
    1,490,000  Newark, OH Water System G.O.                                         0.00       12/01/16         610,900
    1,000,000  North Olmstead, OH G.O.                                              6.20       12/01/11       1,163,750
      600,000  Oak Hills Local School District, OH G.O.                             5.70       12/01/25         642,750
    1,000,000  Ohio Capital Corp Housing Mortgage Revenue Refunding
                 (FHA Section 8 Housing)                                            6.35        7/01/15       1,051,250
      920,000  Ohio Capital Corp Housing Mortgage Revenue Refunding
                 (FHA Section 8 Housing)                                            6.50        7/01/24         978,650
      960,000  Ohio Capital Corp Housing Mortgage Revenue Refunding
                 (FHA Section 8 Housing)                                            7.70        1/01/25         994,061
    2,205,000  Ohio Higher Education Facilities Revenue (Mount Union College)       5.00       10/01/23       2,171,925
    2,500,000  Ohio Higher Education Facilities Revenue (University of Dayton)      5.38        5/01/22       2,606,250
    1,000,000  Ohio Higher Education Facilities Revenue (Xavier University)         5.20       12/01/10       1,055,000
    1,000,000  Ohio G.O.                                                            5.35        8/01/12       1,060,000
    1,000,000  Ohio State Building Authority                                        4.75       10/01/17         975,000
    1,000,000  Ohio State Building Authority (Adult Correctional Building)          6.13       10/01/12       1,093,750
    1,000,000  Ohio State Department of Administrative Services Certificates of
                 Participation                                                      5.00       7/15/23          986,250
    1,055,000  Ohio State Department of Administrative Services Certificates of
                 Participation                                                      5.00       7/15/28        1,033,900
      395,000  Ohio State Economic Development Revenue (Ohio Enterprise Bond Fund)  5.60        6/01/02         405,862
      500,000  Ohio State Economic Development Revenue (Ohio Enterprise Bond Fund)  6.00        6/01/04         533,125
      815,000  Ohio State Economic Development Revenue (Ohio Enterprise Bond Fund)  6.50       12/01/09         890,387
    1,000,000  Ohio State University, Certificates of Participation                 5.05       12/01/17       1,002,500
    3,415,000  Ohio State Water Development Authority Revenue (Broken Hill)         6.45        9/01/20       3,722,350
    1,000,000  Ohio State Water Development Authority Revenue (Cargill)             6.30        9/01/20       1,093,750
    2,250,000  Ohio State Water Development Authority Revenue (Dayton Power)        6.40        8/15/27       2,424,375
    1,000,000  Ohio State Water Development Authority Revenue (Fresh Water)         5.00       12/01/15       1,005,000
    1,000,000  Parma, OH G.O.                                                       5.00       12/01/24         988,750
    1,000,000  Parma, OH Hospital Improvement Revenue (Parma General Hospital)      5.25       11/01/13       1,008,750
    1,000,000  Puerto Rico Electric Power Authority Revenue                         5.38        7/01/14       1,055,000
    1,850,000  Puerto Rico G.O.                                                     5.38        7/01/21       1,919,375
    1,280,000  Springboro, OH Water Works Revenue                                   4.75       12/01/23       1,228,800
    1,500,000  Springdale, OH Hospital Facilities Revenue
                 (Southwestern Ohio Seniors' Services Inc.)                         5.88       11/01/12       1,558,125
    1,715,000  Springfield, OH City School District G.O.                            0.00       12/01/11         947,537
    1,000,000  Stark Co., OH Health Care Facilities Revenue                         5.45        7/20/33       1,006,250
       15,000  Summit Co., OH G.O.                                                  6.90        8/01/12          16,594
      255,000  Summit Co., OH G.O.                                                  6.90        8/01/12         277,631
      230,000  Summit Co., OH G.O.                                                  6.90        8/01/12         259,612
    1,000,000  Sycamore Community School District, OH Certificate of Participation  4.75       12/01/19         956,250
    1,500,000  Toledo-Lucas Co., OH Convention Center Special Lodging Tax Revenue   5.70       10/01/15       1,616,250

------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued

------------------------------------------------------------------------------------------------------------------------
     FACE                                                                          COUPON
    AMOUNT                    MUNICIPAL BONDS - (Continued)                         RATE       MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 1,000,000  University of Akron, OH General Receipts                             5.25%       1/01/22       1,013,750
    1,000,000  University of Cincinnati, OH Certificates of Participation           5.00        6/01/09       1,043,750
      500,000  University of Cincinnati, OH General Receipts                        4.75        6/01/18         485,000
    1,250,000  Upper Arlington, OH G.O.                                             5.13       12/01/19       1,260,937
      500,000  Wadsworth, OH City School District G.O.                              5.00       12/01/22         495,000
      725,000  Warren Co., OH G.O.                                                  6.55       12/01/14         880,875
    1,000,000  Warren, OH Water Revenue                                             5.00       11/01/22       1,002,500
    1,045,000  Washington Co., OH G.O.                                              5.00       12/01/18       1,039,775
    1,000,000  Westerville, OH G.O.                                                 4.50       12/01/18         950,000
    1,000,000  Westlake, OH G.O.                                                    5.50       12/01/20       1,053,750
    1,500,000  Westlake, OH G.O.                                                    5.55       12/01/17       1,591,875
    1,755,000  Westlake, OH Industrial Development Revenue                          6.40        8/01/09       1,825,007
      500,000  Wyoming, OH City School District G.O.                                5.00       12/01/23         494,375
    1,300,000  Youngstown, Ohio G.O.                                                5.10       12/01/11       1,374,750
                                                                                                            -----------
               TOTAL MUNICIPAL BONDS  (AMORTIZED COST $111,885,076)                                         117,360,420
                                                                                                            -----------
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                               SHORT-TERM INVESTMENTS - 0.17%
------------------------------------------------------------------------------------------------------------------------

      200,000  Ohio Municipal Cash Trust* (AMORTIZED COST $200,000)                 3.25                        200,000
                                                                                                           ------------
               TOTAL INVESTMENTS, AT VALUE  (AMORTIZED COST $112,085,076) - 100%                           $117,560,420
                                                                                                           ============
------------------------------------------------------------------------------------------------------------------------

 * Ohio Municipal Cash Trust is a money market mutual fund the investment objective of which is to provide current income exempt from federal regular and Ohio state income taxes consistent with stability of principal. Interest is accrued daily and paid to the Fund monthly. The coupon rate disclosed is the 7-day rate on December 31, 1998.


                 See accompanying notes to financial statements.

OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS Continued

NOTES TO PORTFOLIO OF INVESTMENTS -- PORTFOLIO COMPOSITION

------------------------------------
    INVESTMENTS BY REVENUE SOURCE
------------------------------------

GENERAL OBLIGATIONS             27.5%
REVENUE BONDS:
   Health Care                  21.9
   Utilities                    10.7
   Housing                       8.8
   Higher Education              7.9
   Industrial Development        7.7
   Public Facilities             6.7
   State Agency                  1.7
   Transportation                1.1
MUNICIPAL LEASE                  5.8
MONEY MARKET                     0.2
                                ----
      TOTAL                    100.0%
                               =====
------------------------------------


------------------------------------
     INVESTMENTS BY CREDIT RATING
------------------------------------

S&P/MOODY'S:
   AAA/Aaa                      62.2%
   AA/Aa                        17.8
   A/A                          12.2
   BBB/Baa                       3.7
   Unrated (1)                   3.9
MONEY MARKET (2)                 0.2
                               -----
      TOTAL                    100.0%
                               =====
------------------------------------

(1) Unrated obligations have been determined by the adviser to be of equivalent quality to the rated securities in which the Fund is permitted to invest.
(2) Money market funds in the Fund's portfolio invest in obligations rated in one of the two highest short-term rating categories or unrated obligations of comparable quality.





                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                        ------------
                                                                          12/31/98
                                                                        ------------
ASSETS
   Investments in securities, at value (Note 1) (Cost $112,085,076)     $117,560,420
   Interest receivable                                                     1,637,200
   Receivable for Fund shares sold                                            37,958
   Cash                                                                        6,991
   Prepaid expenses and other assets                                          11,662
                                                                        ------------
     TOTAL ASSETS                                                        119,254,231
                                                                        ------------
LIABILITIES
   Dividend payable                                                           75,279
   Accrued investment advisory fee (Note 2)                                   56,223
   Other accrued expenses payable to adviser (Note 2)                         36,304
   Other accrued expenses and liabilities                                     19,301
                                                                        ------------
     TOTAL LIABILITIES                                                       187,107
                                                                        ------------
NET ASSETS                                                              $119,067,124
                                                                        ============
NET ASSETS CONSIST OF:
   Aggregate paid-in capital                                            $113,491,902
   Accumulated undistributed net investment income                            32,719
   Accumulated net realized gain                                              67,159
   Net unrealized appreciation of investments                              5,475,344
                                                                        ------------
NET ASSETS                                                              $119,067,124
                                                                        ============
SHARES OF CAPITAL STOCK OUTSTANDING
   (no par value - unlimited number of shares authorized)                  8,551,826
                                                                        ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (NOTE 1)                       $13.92
                                                                        ============
-------------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


                                                       -----------------------------
                                                         6 MONTHS ENDED 12/31/98
                                                       -----------------------------

INTEREST INCOME:
   Interest                                                              $3,010,507
                                                                          ---------
EXPENSES:
   Investment advisory fee (Note 2)                         287,199
   Distribution (Note 2)                                    143,599
   Accounting service fees (Note 2)                          24,000
   Transfer agency fees (Note 2)                             20,566
   Professional fees                                         19,266
   Trustees' fees (Note 2)                                   10,641
   Custodian fees (Note 1)                                    4,493
   Printing                                                   3,282
   ICI dues                                                   1,977
   Registration fees                                            676
   Insurance                                                    628
   Other                                                         61
                                                          ---------
     GROSS EXPENSES                                         516,388
     LESS EARNINGS CREDITS ON CASH BALANCES (NOTE 1)         (4,493)
                                                          ---------
     NET EXPENSES                                                           511,895
                                                                          ---------
NET INVESTMENT INCOME                                                     2,498,612
                                                                          ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                         165,413
   Net change in unrealized appreciation of investments     805,323
                                                          ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                            970,736
                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $3,469,348
                                                                          =========
--------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                         --------------------------------
                                                                          6 MONTHS              YEAR
                                                                            ENDED               ENDED
                                                                           12/31/98            6/30/98
                                                                         --------------------------------
From operations:
   Net investment income                                                 $   2,498,612      $   3,992,589
   Net realized gain on investments                                            165,413             78,221
   Net change in unrealized appreciation of investments                        805,323          2,575,495
                                                                         -------------      -------------
     Net increase in net assets resulting from operations                    3,469,348          6,646,305
                                                                         -------------      -------------
From distributions to shareholders:
   Net investment income                                                    (2,465,893)        (3,998,270)
   Net realized capital gains                                                  (97,728)              --
                                                                         -------------      -------------
     Decrease in net assets from distributions to shareholders              (2,563,621)        (3,998,270)
                                                                         -------------      -------------
From Fund share transactions:
   Proceeds from shares sold                                                28,505,113         42,849,900
   Net asset value of shares issued in reinvestment of distributions         2,013,361          3,066,244
   Payments for Fund shares redeemed                                       (11,511,898)       (25,581,834)
                                                                         -------------      -------------
     Net increase in net assets from Fund share transactions                19,006,576         20,334,310
                                                                         -------------      -------------
Total increase in net assets                                                19,912,303         22,982,345
Net assets:
   Beginning of period                                                      99,154,821         76,172,476
                                                                         -------------      -------------
   End of period (including undistributed net investment income
     of $32,179 and $0, respectively) (Note 1)                           $ 119,067,124      $  99,154,821
                                                                         =============      =============
Number of Fund shares:
   Sold                                                                      2,054,622          3,128,080
   Issued in reinvestment of distributions to shareholders                     144,693            223,735
   Redeemed                                                                   (827,130)        (1,870,920)
                                                                         -------------      -------------
     Net increase in shares outstanding                                      1,372,185          1,480,895
   Outstanding at beginning of period                                        7,179,641          5,698,746
                                                                         -------------      -------------
   Outstanding at end of period                                              8,551,826          7,179,641
                                                                         =============      =============
---------------------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison-McDonald Municipal Custodian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was created under Ohio law by a Declaration of Trust dated June 11, 1992; it commenced investment operations and the public offering of its shares on September 18, 1992. There is currently one series, the Gradison Ohio Tax-Free Income Fund (the "Fund"). The Fund's investment objective is to provide as high a level of current income exempt from Federal regular income tax and Ohio state personal income tax as is consistent with preservation of capital by investing primarily in municipal securities.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of income and expenses for that period. Actual results could differ from those estimates.

SECURITIES VALUATION

Securities are valued in accordance with procedures established by management and approved by the Board of Trustees by using market quotations provided by an independent pricing service, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

FUND SHARE VALUATION

The net asset value per share is computed by dividing the net asset value of the Fund (total assets less total liabilities) by the number of shares outstanding. The offering and redemption price per share are equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

SECURITIES TRANSACTIONS

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Gains and losses on sales of securities are calculated on the identified cost basis for financial reporting and tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

When the Fund purchases securities on a when-issued or delayed delivery basis, the transaction may be entered into a month or more before delivery and payment are made. Such securities are marked to market daily and begin earning interest on the settlement date. In the event that the seller fails to deliver the securities, the Fund could experience a loss to the extent of any appreciation, or a gain to the extent of any depreciation, in the price of the securities.

The Fund will maintain, in a segregated account with its custodian, cash or high-grade portfolio securities having an aggregate value at least equal to the amount of such purchase commitments. At December 31, 1998, the Fund had not committed to the purchase of any delayed delivery securities.

INVESTMENT INCOME

Interest income is accrued as earned. Interest income includes interest earned, net of premium and original issue discount, as required by the Internal Revenue Code.

TAXES

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's

NOTES TO FINANCIAL STATEMENTS continued
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)

intention to declare as dividends in each calendar year, at least 98% of its taxable net investment income (earned during the calendar year) and 98% of its net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments is equal to the amortized cost as shown on the Statement of Assets and Liabilities.

For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1998 were $5,539,334 and $63,990, respectively.

As of June 30, 1998, the Fund had a capital loss carryforward for Federal income tax purposes of $526 which can be used to offset future capital gains.

EXPENSE OFFSET ARRANGEMENT

The Fund has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statement of Operations.

ORGANIZATION EXPENSES

Expenses of organization were capitalized and amortized on a straight-line basis over 60 months commencing upon the public offering of the Fund's shares.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Fund's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald Investments Inc. (McDonald), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement (the Agreement). Under the terms of the Agreement, the Fund pays McDonald a fee computed and accrued daily and paid monthly based upon the Fund's average daily net assets at the annual rate of .50%.

The Agreement provides that McDonald bear the costs of salaries and related expenses of executive officers of the Fund who are necessary for the management and operations of the Fund. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials, the cost of space and equipment rental, and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Fund.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Trust. The Fund pays McDonald a monthly fee for transfer agency and administrative services at an annual rate of $23.00 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .035% on the first $100 million, .025% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $48,000.

In accordance with the terms of a Distribution Service Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund pays the Distributor, BISYS Funds Services Limited Partnership, a distribution service fee. BISYS pays this fee to financial intermediaries for providing personal services to shareholders of the Fund, including responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $3,500 payable in quarterly installments and (b) $250 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF INVESTMENT TRANSACTIONS

For the period ended December 31, 1998, purchases and proceeds from the sale of securities, excluding short-term securities, amounted to $29,018,967 and $12,773,982, respectively.